Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
On Demand [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount
Up to 1 month [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	22,688,788	15,256,959
Between 1 and 3 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	31,546,159	18,363,618
Between 3 and 12 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	57,692,415	41,808,049
Between 1 and 3 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	70,844,937	48,247,879
Between 3 and 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	29,695,915	24,136,486
More than 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	57,428,485	37,538,795
Total [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	269,896,699	185,351,786
Fair value [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	9,521,575	11,319,320
Currency forward [Member] | On Demand [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount
Currency forward [Member] | Up to 1 month [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	15,424,586	10,130,103
Currency forward [Member] | Between 1 and 3 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	11,104,328	7,474,471
Currency forward [Member] | Between 3 and 12 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	15,247,865	10,559,457
Currency forward [Member] | Between 1 and 3 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	3,947,215	4,725,547
Currency forward [Member] | Between 3 and 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,408,304	1,913,113
Currency forward [Member] | More than 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	2,072,624	2,034,929
Currency forward [Member] | Total [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	49,204,922	36,837,620
Currency forward [Member] | Fair value [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,258,352	1,818,024
Interest rate swaps [Member] | On Demand [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount
Interest rate swaps [Member] | Up to 1 month [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	5,149,926	4,042,822
Interest rate swaps [Member] | Between 1 and 3 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	15,399,286	9,226,258
Interest rate swaps [Member] | Between 3 and 12 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	19,835,190	26,018,228
Interest rate swaps [Member] | Between 1 and 3 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	18,565,396	25,470,384
Interest rate swaps [Member] | Between 3 and 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	7,666,659	11,344,275
Interest rate swaps [Member] | More than 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	11,349,882	15,274,620
Interest rate swaps [Member] | Total [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	77,966,339	91,376,587
Interest rate swaps [Member] | Fair value [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,940,320	3,935,401
Cross currency swaps [Member] | On Demand [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount
Cross currency swaps [Member] | Up to 1 month [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,915,707	726,140
Cross currency swaps [Member] | Between 1 and 3 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	4,813,848	1,580,644
Cross currency swaps [Member] | Between 3 and 12 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	22,440,782	5,192,387
Cross currency swaps [Member] | Between 1 and 3 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	48,295,676	18,051,948
Cross currency swaps [Member] | Between 3 and 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	20,620,952	10,879,098
Cross currency swaps [Member] | More than 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	44,005,979	20,229,246
Cross currency swaps [Member] | Total [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	142,092,944	56,659,463
Cross currency swaps [Member] | Fair value [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	6,314,963	5,561,634
Call currency options [Member] | On Demand [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount
Call currency options [Member] | Up to 1 month [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	192,051	289,795
Call currency options [Member] | Between 1 and 3 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	81,368	70,941
Call currency options [Member] | Between 3 and 12 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	10,799	10,365
Call currency options [Member] | Between 1 and 3 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount
Call currency options [Member] | Between 3 and 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount
Call currency options [Member] | More than 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount
Call currency options [Member] | Total [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	284,218	371,101
Call currency options [Member] | Fair value [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	2,726	2,794
Put currency options [Member] | On Demand [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount
Put currency options [Member] | Up to 1 month [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	6,518	68,099
Put currency options [Member] | Between 1 and 3 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	147,329	11,304
Put currency options [Member] | Between 3 and 12 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	157,779	27,612
Put currency options [Member] | Between 1 and 3 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	36,650
Put currency options [Member] | Between 3 and 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount
Put currency options [Member] | More than 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount
Put currency options [Member] | Total [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	348,276	107,015
Put currency options [Member] | Fair value [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	$ 5,214	$ 1,467